Long-term debt and other financial liabilities - Other financial liabilities, net (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other financial liabilities	$ 165,577
Less: Deferred finance costs, net	(7,943)	$ (7,354)
Less: Current portion of other financial liabilities	0	(28,033)
Add: Deferred finance costs, current portion	2,495	2,272
Financial Liabilities Net [Member]
Other financial liabilities	165,577	170,241
Less: Deferred finance costs, net	(2,167)	(2,351)
Total other financial liabilities	163,410	167,890
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	351	363
Other financial liabilities, net of current portion and deferred finance costs	$ 154,433	$ 158,925